Segmentation (Tables)	6 Months Ended
Jun. 30, 2026
Segmentation [Abstract]
Schedule of Net Loss and Adjusted EBITDA

The following tables set forth the Company’s net loss and adjusted EBITDA for the three- and six- months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
(In US$, unless otherwise stated)	2026	2025	2026	2025
Net loss (GAAP)	$(115,227,348)	$(2,902,313)	$(118,786,726)	$(7,725,194)
Adjustments
Net interest (income) expense	(477,253)	(12,805)	(512,778)	(42,915)
Depreciation and amortization expenses	335,966	180,787	646,233	349,836
EBITDA	(115,368,635)	(2,734,330)	(118,653,271)	(7,418,272)
Adjustments
Share based compensation within
Research and development	436,808	261,285	676,982	2,778,608
Selling and marketing	46,320	65,299	92,386	170,448
General and administrative	509,959	130,294	839,994	437,675
Change in fair value of derivative liabilities	108,294,223	-	105,317,692	-
Business combination and post-closing expenses	622,980	214,101	2,164,930	214,101
Adjusted EBITDA	$(5,458,343)	$(2,063,351)	$(9,561,286)	$(3,817,439)